Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2026	December 31, 2025
	US$	US$
Trade payables	870,497	450,593
Accruals	257,980	668,344
Sundry payables	4,608,191	12,118,112
	5,736,668	13,237,049